Trade and other payables - Schedule of trade and other payables (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of trade and other payables [Abstract]
Trade payables	$ 2,609,475	$ 3,254,838
Accrued liabilities	1,478,072	1,107,230
Trade and other payables	$ 4,087,547	$ 4,362,068